Taxes (Details) - Schedule of provision (benefit) for income tax - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of provision (benefit) for income tax [Abstract]
Current income tax	$ 1,670,733	$ 662,704	$ 86,506
Deferred income tax	(413,609)	172,740	100,109
Total provision for income tax expenses	$ 1,257,124	$ 835,444	$ 186,615